Accounts receivable	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	Accounts receivable

In millions	As at December 31,	2025	2024
Freight		$884	$966
Non-freight		252	219
Gross accounts receivable		1,136	1,185
Allowance for credit losses		(19)	(21)
Net accounts receivable		$1,117	$1,164